OPERATIONS IN TURKMENISTAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	61 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 21, 2010 BCTI License suspension and termination of interconnect agreements
Operations in Turkmenistan
Period of license suspension (in months)				1
Percentage of net profit shared with the Ministry of Communications of Turkmenistan (as a percent)						20.00%
Number of arbitration requests filed							3
Referral to International Centre for the Settlement of Investment Disputes ("ICSID"), if dispute is not resolved through negotiations within a specified period (in months)					6
Impairment of long-lived assets					$ 119,580
Provision for doubtful accounts	122,550	110,766	154,782		11,462
General and administrative expenses	2,274,421	1,992,991	2,225,279		4,280
Other operating expenses	194,181	173,114	190,109		2,500
Total impairment charges					$ 137,822